Restricted cash	12 Months Ended
Mar. 31, 2025
Restricted cash
Restricted cash

8.           Restricted cash

Restricted cash consists of approximately €23m (2024: €6m; 2023: €20m) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).